Retirement Benefits - Plan Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of fair value of plan assets [Line Items]
Total		¥ (1,188,183)
Plan assets [member]
Disclosure of fair value of plan assets [Line Items]
Total	¥ 1,318,073	1,420,639	¥ 1,453,238
Plan assets [member] | Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Total	710,744	780,691
Plan assets [member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Total	607,329	639,948
Plan assets [member] | Pension funds [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	323,313	365,309
Debt instruments	195,356	249,149
General account of life insurance companies	39,821	39,713
Other investments and short-term assets	291,330	250,399
Plan assets [member] | Pension funds [member] | Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	184,621	226,372
Debt instruments	21,326	16,124
General account of life insurance companies	124	250
Other investments and short-term assets	47,496	33,055
Plan assets [member] | Pension funds [member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	138,692	138,937
Debt instruments	174,030	233,025
General account of life insurance companies	39,697	39,463
Other investments and short-term assets	243,834	217,344
Plan assets [member] | Retirement benefit trusts [member]
Disclosure of fair value of plan assets [Line Items]
Other short-term assets	49,860	47,864
Plan assets [member] | Retirement benefit trusts [member] | Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Other short-term assets	40,254	38,278
Plan assets [member] | Retirement benefit trusts [member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Other short-term assets	9,606	9,586
Plan assets [member] | Retirement benefit trusts [member] | Japan [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	418,393	468,205
Plan assets [member] | Retirement benefit trusts [member] | Japan [member] | Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	416,923	466,612
Plan assets [member] | Retirement benefit trusts [member] | Japan [member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	¥ 1,470	¥ 1,593